FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-02105

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Fidelity Fixed-Income Trust

Fund Name: Fidelity High Income Fund

82 DEVONSHIRE STREET, BOSTON, MA 02109
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

ERIC D. ROITER, SECRETARY, 82 DEVONSHIRE STREET, BOSTON, MA 02109
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-563-7000

DATE OF FISCAL YEAR END: APRIL 30

DATE OF REPORTING PERIOD: 06/30/2005

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

Fidelity Fixed-Income Trust

BY:  /s/ CHRISTINE REYNOLDS
-----------------------------------------------------
CHRISTINE REYNOLDS, TREASURER, FIDELITY MANAGEMENT & RESEARCH COMPANY
DATE: 08/10/2005 10:25:14 AM

EXHIBIT A

VOTE SUMMARY REPORT
Fidelity High Income Fund
07/01/2004 - 06/30/2005

Note: The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

ISSUER NAME: NTL INCORPORATED MEETING DATE: 05/19/2005
TICKER: NTLI SECURITY ID: 62940M104
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	ELECT JAMES F. MOONEY AS A DIRECTOR	Management	For	For
1.2	ELECT WILLIAM R. HUFF AS A DIRECTOR	Management	For	For
1.3	ELECT GEORGE R. ZOFFINGER AS A DIRECTOR	Management	For	For
2	RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE INDEPENDENT AUDITORS OF THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 31, 2005.[1]	Management	For	For
3	ADOPTION OF SHARE ISSUANCE FEATURE OF THE NTL GROUP 2005 BONUS SCHEME.	Management	For	For
4	ADOPTION OF SHARE ISSUANCE FEATURE OF THE NTL LONG TERM INCENTIVE.	Management	For	For

1. Fidelity displays agenda items and descriptions, including the use of characters (such as page numbers, percentage and pound signs, ampersands and, in particular, asterisks and other footnote designations) as they are provided by the issuer and the vote processing agent. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: REVLON, INC. MEETING DATE: 06/03/2005
TICKER: REV SECURITY ID: 761525500
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	ELECT RONALD O. PERELMAN AS A DIRECTOR	Management	For	For
1.2	ELECT ALAN S. BERNIKOW AS A DIRECTOR	Management	For	For
1.3	ELECT PAUL J. BOHAN AS A DIRECTOR	Management	For	For
1.4	ELECT DONALD G. DRAPKIN AS A DIRECTOR	Management	For	For
1.5	ELECT MEYER FELDBERG AS A DIRECTOR	Management	For	For
1.6	ELECT HOWARD GITTIS AS A DIRECTOR	Management	For	For
1.7	ELECT EDWARD J. LANDAU AS A DIRECTOR	Management	For	For
1.8	ELECT LINDA GOSDEN ROBINSON AS A DIRECTOR	Management	For	For
1.9	ELECT JACK L. STAHL AS A DIRECTOR	Management	For	For
1.10	ELECT KENNETH L. WOLFE AS A DIRECTOR	Management	For	For
2	APPROVAL OF THE REVLON EXECUTIVE BONUS PLAN.	Management	For	For
3	PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP AS THE COMPANY S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2005.	Management	For	For

ISSUER NAME: TELEWEST GLOBAL, INC. MEETING DATE: 05/09/2005
TICKER: TLWT SECURITY ID: 87956T107
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	ELECT BARRY R. ELSON AS A DIRECTOR	Management	For	For
1.2	ELECT MICHAEL J. MCGUINESS AS A DIRECTOR	Management	For	For
2	RATIFICATION OF THE APPOINTMENT OF KPMG AUDIT PLC TO SERVE AS THE COMPANY S INDEPENDENT AUDITORS FOR THE YEAR ENDING DECEMBER 31, 2005.	Management	For	For
3	APPROVAL OF THE TELEWEST GLOBAL, INC. LONG-TERM INCENTIVE PLAN.	Management	For	For